Customer Concentrations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012 Sales Revenue, Net [Member] Customer	Dec. 31, 2011 Sales Revenue, Net [Member] Customer	Dec. 31, 2010 Sales Revenue, Net [Member] Customer	Dec. 31, 2012 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2010 Sales Revenue, Net [Member] Minimum [Member]	Jun. 30, 2013 Five Most Significant Customers [Member] Customer	Jun. 30, 2012 Five Most Significant Customers [Member] Customer	Jun. 30, 2013 Five Most Significant Customers [Member] Customer	Jun. 30, 2012 Five Most Significant Customers [Member] Customer	Dec. 31, 2012 Five Most Significant Customers [Member]	Dec. 31, 2012 Five Most Significant Customers [Member] Sales Revenue, Net [Member] Customer	Dec. 31, 2011 Five Most Significant Customers [Member] Sales Revenue, Net [Member] Customer	Dec. 31, 2010 Five Most Significant Customers [Member] Sales Revenue, Net [Member] Customer
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Number of customers	0	1	3				5	5	5	5		5	5	5
Revenue concentration, by largest customer				10.00%	10.00%	10.00%	68.40%	50.50%	45.70%	37.60%		31.70%	40.90%	48.70%
Accounts receivable from significant customers							$ 3,528		$ 3,528		$ 1,671